Leases (Details) - Schedule of Operating Leases ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)
Assets
Operating lease right-of-use assets	¥ 8,951		¥ 22,354		$ 1,240
Liabilities
Operating lease liabilities, current	5,613		9,220		777
Operating lease liabilities, non-current	3,115		12,741		$ 431
Total operating lease liabilities	¥ 8,728		¥ 21,961
Weighted average remaining lease term (years)	1 year 7 months 24 days		2 years 9 months 7 days		1 year 7 months 24 days
Weighted average discount rate	4.93%		5.38%		4.93%
Operating lease right-of-use assets obtained in exchange for lease obligations	¥ 4,545	$ 629	¥ 8,384	¥ 21,038
Operating lease related expenses
Amortization of right-of-use assets	17,948	2,486	24,597	11,705
Interest of lease liabilities	199		1,777	1,949
Total	18,147		26,374	13,654
Operating lease payments (included in measurement of lease liabilities)	¥ 17,977	$ 2,490	¥ 26,397	¥ 12,849